Fair Value Measurements - Schedule of Company’s Assets and Liabilities that are Measured at Fair Value (Details) - USD ($)	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Liabilities:
Total			$ 9,604,222			$ 1,100,757
Warrant liabilities – Public Warrants [Member]
Liabilities:
Warrant liabilities			379,500			85,388
Warrant liabilities – Private Placement Warrants [Member]
Liabilities:
Warrant liabilities			293,900			66,128
Warrant liabilities – Representative’s Warrants [Member]
Liabilities:
Warrant liabilities			22,770			5,123
Convertible Promissory Note [Member]
Liabilities:
Convertible promissory note			8,908,052			944,118
Cash and marketable securities held in trust [Member]
Assets:
Cash and marketable securities held in trust			8,330,835			10,873,406
NorthView Acquisition Corp [Member]
Liabilities:
Total	$ 17,443,689		9,604,222
NorthView Acquisition Corp [Member] | Warrant liabilities – Public Warrants [Member]
Liabilities:
Warrant liabilities	3,795,000		379,500			85,388
NorthView Acquisition Corp [Member] | Warrant liabilities – Private Placement Warrants [Member]
Liabilities:
Warrant liabilities	2,939,000	$ 440,850	293,900	$ 404,113	$ 279,205	66,128	$ 377,857
NorthView Acquisition Corp [Member] | Warrant liabilities – Representative’s Warrants [Member]
Liabilities:
Warrant liabilities	227,700	$ 34,155	22,770	$ 31,308	$ 21,632	5,123	$ 29,274
NorthView Acquisition Corp [Member] | Convertible Promissory Note [Member]
Liabilities:
Convertible promissory note	10,288,111		8,908,052
NorthView Acquisition Corp [Member] | Quoted Prices In Active Markets (Level 1) [Member]
Liabilities:
Total						85,388
NorthView Acquisition Corp [Member] | Quoted Prices In Active Markets (Level 1) [Member] | Warrant liabilities – Public Warrants [Member]
Liabilities:
Warrant liabilities						85,388
NorthView Acquisition Corp [Member] | Quoted Prices In Active Markets (Level 1) [Member] | Warrant liabilities – Private Placement Warrants [Member]
Liabilities:
Warrant liabilities
NorthView Acquisition Corp [Member] | Quoted Prices In Active Markets (Level 1) [Member] | Warrant liabilities – Representative’s Warrants [Member]
Liabilities:
Warrant liabilities
NorthView Acquisition Corp [Member] | Quoted Prices In Active Markets (Level 1) [Member] | Convertible Promissory Note [Member]
Liabilities:
Convertible promissory note
NorthView Acquisition Corp [Member] | Significant Other Observable Inputs (Level 2) [Member]
Liabilities:
Total	3,795,000		379,500
NorthView Acquisition Corp [Member] | Significant Other Observable Inputs (Level 2) [Member] | Warrant liabilities – Public Warrants [Member]
Liabilities:
Warrant liabilities	3,795,000		379,500
NorthView Acquisition Corp [Member] | Significant Other Observable Inputs (Level 2) [Member] | Warrant liabilities – Private Placement Warrants [Member]
Liabilities:
Warrant liabilities
NorthView Acquisition Corp [Member] | Significant Other Observable Inputs (Level 2) [Member] | Warrant liabilities – Representative’s Warrants [Member]
Liabilities:
Warrant liabilities
NorthView Acquisition Corp [Member] | Significant Other Observable Inputs (Level 2) [Member] | Convertible Promissory Note [Member]
Liabilities:
Convertible promissory note
NorthView Acquisition Corp [Member] | Significant Other Unobservable Inputs (Level 3) [Member]
Liabilities:
Total	13,648,689		9,224,722			1,015,369
NorthView Acquisition Corp [Member] | Significant Other Unobservable Inputs (Level 3) [Member] | Warrant liabilities – Public Warrants [Member]
Liabilities:
Warrant liabilities
NorthView Acquisition Corp [Member] | Significant Other Unobservable Inputs (Level 3) [Member] | Warrant liabilities – Private Placement Warrants [Member]
Liabilities:
Warrant liabilities	2,939,000		293,900			66,128
NorthView Acquisition Corp [Member] | Significant Other Unobservable Inputs (Level 3) [Member] | Warrant liabilities – Representative’s Warrants [Member]
Liabilities:
Warrant liabilities	227,700		22,770			5,123
NorthView Acquisition Corp [Member] | Significant Other Unobservable Inputs (Level 3) [Member] | Convertible Promissory Note [Member]
Liabilities:
Convertible promissory note	10,288,111		8,908,052			944,118
NorthView Acquisition Corp [Member] | Cash and marketable securities held in trust [Member]
Assets:
Cash and marketable securities held in trust	1,935,561		8,330,835
NorthView Acquisition Corp [Member] | Cash and marketable securities held in trust [Member] | Quoted Prices In Active Markets (Level 1) [Member]
Assets:
Cash and marketable securities held in trust	1,274,549		8,330,835			10,873,406
NorthView Acquisition Corp [Member] | Cash and marketable securities held in trust [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets:
Cash and marketable securities held in trust
NorthView Acquisition Corp [Member] | Cash and marketable securities held in trust [Member] | Significant Other Unobservable Inputs (Level 3) [Member]
Assets:
Cash and marketable securities held in trust